BORROWINGS - Schedule of Movements in Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Balance at the beginning of year	$ 159,107,000	$ 3,699,000	$ 12,240,000
Borrowings related to business combination (note 26.2)	40,147,000	30,695,000	3,010,000
Proceeds from new borrowings	440,662,000	395,621,000	0
Payment of borrowings	(359,544,000)	(275,889,000)	(10,760,000)
Accrued interest	12,196,000	4,106,000	2,491,000
Foreign exchange	0	0	(3,127,000)
Translation	(32,000)	875,000	(155,000)
TOTAL	292,536,000	159,107,000	3,699,000
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings (note 21)	440,662,000	395,621,000	0
Payment of borrowings	359,544,000	275,889,000	$ 10,760,000
Banco Santander Loan
Financial Instruments [Abstract]
Proceeds from new borrowings	440,000
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings (note 21)	440,000
A&R Credit Agreement | Globant LLC
Financial Instruments [Abstract]
Payment of borrowings	(305,000,000)	(243,344,000)
Disclosure of detailed information about borrowings [line items]
Payment of borrowings	305,000,000	243,344,000
A&R Credit Agreement | Globant España S.A.
Financial Instruments [Abstract]
Payment of borrowings		(18,359,000)
Disclosure of detailed information about borrowings [line items]
Payment of borrowings		18,359,000
A&R Credit Agreement | Pentalog France SAS
Financial Instruments [Abstract]
Payment of borrowings		(6,225,000)
Disclosure of detailed information about borrowings [line items]
Payment of borrowings		6,225,000
A&R Credit Agreement | Experience IT
Financial Instruments [Abstract]
Payment of borrowings		(2,588,000)
Disclosure of detailed information about borrowings [line items]
Payment of borrowings		2,588,000
A&R Credit Agreement | Sports Reinvention Entertainment Group S.L
Financial Instruments [Abstract]
Payment of borrowings		(1,969,000)
Disclosure of detailed information about borrowings [line items]
Payment of borrowings		$ 1,969,000
Blankfactor Loan
Financial Instruments [Abstract]
Payment of borrowings	(40,147,000)
Disclosure of detailed information about borrowings [line items]
Payment of borrowings	$ 40,147,000